Segment Information	12 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 9 – SEGMENT INFORMATION

The Company follows FASB ASC Topic 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating results are regularly reviewed by the chief operating decision maker (“CODM”), Mr. Wai Yiu Yau, to make decisions about resources to be allocated to the segment and assess each operating segment’s performance.

Based on the management’s assessment, the Company determined that it has only one operating segment which is the provision of forwarding services and therefore one reportable segment as defined by ASC 280. For the years ended September 30, 2023, 2024 and 2025, revenue and assets within Hong Kong contributed over 90% of the Company’s total revenue and assets. The single segment represents the Company’s core business of providing (i) integrated cross-border logistics services; and (ii) air freight forwarding services.

Information for the Company’s breakdown of integrated cross-border logistics revenue destination for the years ended September 30, 2023, 2024 and 2025 are as follows:

	For the year ended September 30,
	2023		2024		2025
	USD		USD		USD
Australia	$14,985,267	88.8%	$13,151,359	87.0%	$19,629,287	90.3%
New Zealand	1,887,272	11.2%	1,965,424	13.0%	2,098,449	9.7%
Total integrated cross-border logistics revenue	$16,872,539	100.0%	$15,116,783	100.0%	$21,727,736	100%